Fair Value Measurements (Reconciliation Of The Fair Value Of The Liabilities That Use Significant Unobservable Inputs (Level 3)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total changes included in contingent consideration	$ (1,307)	$ 69
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	(5,484)	(296)
Adjustment of provisional amounts	0	0
Issuances of contingent consideration	10,695	5,553
Settlement of contingent consideration	0	296
Total changes included in contingent consideration	1,307	(69)
Balance at end of period	$ (17,486)	$ (5,484)